RELATED PARTIES - Transactions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income
Interest income	$ 19,403,032	$ 12,791,409	$ 13,216,098
Fee income and commissions	3,874,439	3,795,929	3,447,241
Expenses
Fee expenses and commissions	(970,676)	(731,742)	(635,713)
Other expenses	(7,409,783)	(6,790,056)	(6,324,231)
Individuals with Control Over Entity [Member]
Income
Interest income	501	294	61
Fee income and commissions	3	4	7
Other income	5	7	6
Expenses
Finance expenses	(2,458)	(857)	(882)
Fee expenses and commissions	(4)	(4)	(4)
Operating expenses	(905)	(308)
Other expenses	(8)	(3)	(6)
Key management personnel of entity or parent [member]
Income
Interest income	578	439	463
Fee income and commissions	69	51	48
Other income	6	14	8
Expenses
Finance expenses	(2,253)	(391)	(620)
Fee expenses and commissions	(2,153)	(1,862)	(1,832)
Operating expenses	(11,277)	(9,829)	(9,743)
Other expenses	(3,190)	(2,868)	(1,834)
Associates [member]
Income
Interest income	45,585	18,333	25,898
Fee income and commissions	29,161	30,417	26,185
Leases	1,499	1,459	1,219
Other income	510,803	340,583	273,113
Expenses
Finance expenses	(13,370)	(1,034)	(1,062)
Fee expenses and commissions	(59,554)	(39,278)	(23,527)
Operating expenses	(502)	(327)	(754)
Other expenses	(213,080)	(84,328)	(60,029)
Entities controlled by individuals [Member]
Income
Interest income	342,962	60,964	85,308
Fee income and commissions	169,629	120,642	100,424
Leases		81	95
Other income	28,818	15,867	6,720
Expenses
Finance expenses	(119,330)	(31,879)	(22,619)
Fee expenses and commissions	(5,028)	(1,466)	(1,829)
Operating expenses	(3,181)	(2,648)	(3,539)
Other expenses	(98,920)	(49,364)	(68,522)
Entities with joint control or significant influence over entity [member]
Income
Interest income	20,418	11,224	8,425
Fee income and commissions	6	6	6
Other income	36	20	10
Expenses
Finance expenses	(211)	(127)	(52)
Fee expenses and commissions	(400)	$ (338)	$ (305)
Other expenses	$ (35)